Share capital	3 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
Share capital

17.         Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2020	7,746,136	69,380,807
Shares issued on vesting of RSUs	66,666	410,189
Convertible debt conversion	36,666	164,343
Common shares issued on exercise of warrants	7,166	56,079
Balance, November 30, 2020	7,856,634	70,011,418

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, November 30, 2021	15,634,944	123,422,989

(c)	Activity for the period

During the three months ended November 30, 2021, the Company issued 91,635 common shares upon vesting of an equal number of RSUs (Note 19).